Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment by major classification as of December 31 (in thousands):

	2013	2012
Land and buildings	$1,605	$1,510
Machinery and equipment	86,559	70,972
Assets under capital lease	888	1,686
Construction in process	5,877	3,368
Total	94,929	77,536
Less accumulated depreciation	(40,023)	(28,200)
	$54,906	$49,336